Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Investments held in trust	$ 110,872,063	$ 109,140,492
Liabilities:
Public Warrant liability	749,000	2,568,000
Level 3 [Member]
Liabilities:
Private Warrant liability	$ 721,350	$ 2,576,250